Loans Receivable and Allowance for Loan Losses (Schedule of Impaired Loan Receivables, Average) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans With No Related Allowance:
Average Recorded Investment	$ 35,019	$ 42,981	$ 44,699
Interest Income Recognized	577	799	1,211
Loans With An Allowance Recorded:
Average Recorded Investment	11,664	15,981	18,859
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	46,683	58,962	63,558
Interest Income Recognized	577	799	1,211
Commercial and industrial [Member]
Loans With No Related Allowance:
Average Recorded Investment	8,377	9,461	11,567
Interest Income Recognized	277	164	171
Loans With An Allowance Recorded:
Average Recorded Investment	3,449	4,563	5,258
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	11,826	14,024	16,825
Interest Income Recognized	277	164	171
Commercial tax-exempt [Member]
Loans With No Related Allowance:
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	0	0	0
Interest Income Recognized	0	0	0
Owner occupied real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	4,798	3,087	3,846
Interest Income Recognized	10	3	150
Loans With An Allowance Recorded:
Average Recorded Investment	1,778	1,407	1,571
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	6,576	4,494	5,417
Interest Income Recognized	10	3	150
Commercial construction and land development [Member]
Loans With No Related Allowance:
Average Recorded Investment	4,890	7,122	10,319
Interest Income Recognized	48	172	510
Loans With An Allowance Recorded:
Average Recorded Investment	3,192	7,926	11,375
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	8,082	15,048	21,694
Interest Income Recognized	48	172	510
Commercial real estate [Member]
Loans With No Related Allowance:
Average Recorded Investment	10,061	15,267	12,434
Interest Income Recognized	168	366	319
Loans With An Allowance Recorded:
Average Recorded Investment	0	0	655
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	10,061	15,267	13,089
Interest Income Recognized	168	366	319
Residential [Member]
Loans With No Related Allowance:
Average Recorded Investment	4,280	5,020	3,994
Interest Income Recognized	45	64	43
Loans With An Allowance Recorded:
Average Recorded Investment	2,816	1,805	0
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	7,096	6,825	3,994
Interest Income Recognized	45	64	43
Consumer [Member]
Loans With No Related Allowance:
Average Recorded Investment	2,613	3,024	2,539
Interest Income Recognized	29	30	18
Loans With An Allowance Recorded:
Average Recorded Investment	429	280	0
Interest Income Recognized	0	0	0
Total Impaired Loans:
Average Recorded Investment	3,042	3,304	2,539
Interest Income Recognized	$ 29	$ 30	$ 18